CONTINGENCIES (Details Textual) (NS Industries Limited [Member], CAD) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
NS Industries Limited [Member]
Gain Contingencies [Line Items]
Contingent Claim Amount	30.0